Business combinations	12 Months Ended
Dec. 31, 2021
Business combinations
Business combination

4 Business combinations

Acquisition of Kuaidi

On February 11, 2015, the Group acquired 100% of the equity of Kuaidi for a total consideration of RMB13,550,534 (US$2,209,987). Kuaidi was mainly engaged in the business of providing taxi hailing services in China. The acquisition was accounted for as a business combination, resulting in the recognition of RMB8,383,084 (US$1,367,216) in goodwill in China Mobility segment and RMB1,770,093 (US$288,688) in intangible assets on the acquisition date.

Acquisition of Uber (China) Ltd. (“Uber China”)

On August 1, 2016, the Group acquired 100% of the equity of Uber (China) Ltd. (“Uber China”) for a total consideration of RMB46,531,937 (US$7,020,827). Uber China was mainly engaged in the business of providing ride hailing services in China. The acquisition was accounted for as a business combination, resulting in the recognition of RMB37,900,795 (US$5,718,544) in goodwill in China Mobility segment and RMB11,633,403 (US$1,755,270) in intangible assets on the acquisition date.

Acquisition of 99 Taxis

On January 2, 2018, the Group acquired all of the outstanding equity interest in 99 Taxis not previously owned by the Group for a total consideration of RMB3,635,273 (US$566,863). 99 Taxis is a company engaged in business of providing ride hailing services in Brazil. The acquisition was accounted for as a business combination, resulting in the recognition of RMB4,297,053 (US$670,058) in goodwill in International segment and RMB983,992 (US$153,438) in intangible assets on the acquisition date.

There were no material acquisitions for the years ended December 31, 2019, 2020 and 2021.